American Beacon Large Cap Value Fund
C Class

Supplement dated November 1, 2010 to the
Statement of Additional Information dated September 1, 2010

                           The information below supplements the Statement of Additional Information dated September 1, 2010:

                              In the Portfolio Managers section under Metropolitan West Capital Management, LLC, references to Howard Gleicher are removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE